Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

Note 8. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31,	December 31,
	2018	2017
	Successor	Predecessor
Accounts payable	$5,594	$5,465
Accrued payroll and compensated absences	7,018	7,718
Wire transfers payable	1,745	2,238
Accrual for third-party losses	4,513	4,818
Unearned CSO Fees	7,510	8,029
Deferred rent	—	867
Bill payment service liability	2,476	2,604
Lease termination	1,114	1,978
Other	5,452	5,849
	$35,422	$39,566